Financial instruments - Schedule of Interest Rate Sensitive Analysis (Details) - Variable interest rate financial liabilities - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of interest rate sensitivity analysis impact on profit before tax [line items]
Effect on financial statement	$ (9,873)	$ (89)
Effect on financial statement	$ 9,873	$ 89